SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
Cash collateral and other deposits	₫ 1,169,287	$ 46,546,196	₫ 1,245,806
Valued added tax deductible	9,525,138	379,170,336	7,829,343
Import tax to be refunded	1,938,341	77,160,185	1,281,331
Other receivables	539,367	21,470,762	284,540
Other prepaid expenses and other assets	1,158,554	46,118,944	844,098
TOTAL	₫ 14,330,687	$ 570,466,423	₫ 11,485,118